Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2025	Jun. 30, 2026 MXN ($)	Jun. 30, 2025 MXN ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2025 MXN ($)	Dec. 31, 2026 MXN ($)	Dec. 31, 2025 MXN ($)	Jun. 30, 2026 USD ($)	Jan. 01, 2026 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of equity [line items]
Equity contributions				$ 100,443,968	$ 94,538,938
Percentage of discount and return on plan asset		9.89%	10.30%	9.89%	10.30%		9.95%	9.89%		11.28%
Total comprehensive (loss)		$ 1,892,174	$ 21,270,373	$ (41,026,897)	$ (116,349,735)
Net (loss) income		18,024,385	59,516,356	(27,968,577)	16,187,424
Equity		(1,846,389,099)	(2,005,586,533)	(1,846,389,099)	(2,005,586,533)		$ (1,905,806,170)			$ (1,983,775,736)
Negative working capital				355,268,391			530,541,020
Current borrowings		213,100,025		213,100,025			345,227,971
Bank indebtedness									$ 5,342,100
Reduction in financial debt, percentage										0.23
Current restructuring provision		255,388,013		255,388,013
Oil and fuel production
Disclosure of equity [line items]
General rate	0.30
Non-associated gas
Disclosure of equity [line items]
General rate	0.1163
Federal budget
Disclosure of equity [line items]
Equity contributions				100,443,968
Total						$ 263,476,300
Bank indebtedness		261,585,290		261,585,290
Indebtedness that may be used to partially cover financial balance in next year		5,342,100		5,342,100				$ 160,619,600
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Equity contributions				263,476,317
Certificates of Contribution “A”
Disclosure of equity [line items]
Equity contributions				100,443,968	94,538,938
Equity		1,848,473,625	1,447,255,404	1,848,473,625	1,447,255,404		1,748,029,657			$ 1,352,716,466
Initial expected equity contributions by owners							136,120,300
Non- controlling interest
Disclosure of equity [line items]
Total comprehensive (loss)				(2,306)	(11,242)
Equity		(276,512)	(285,629)	(276,512)	(285,629)		(274,206)			(274,387)
Actuarial (losses) gains on employee benefits effect | Accumulated other comprehensive result
Disclosure of equity [line items]
Total comprehensive (loss)					(95,566,136)
Equity		$ 50,896,037	$ 128,972,095	50,896,037	$ 128,972,095		50,896,037			$ 224,538,231
Contributions A
Disclosure of equity [line items]
Equity contributions				$ 100,443,968			$ 395,313,191